SHELTON EMERGING MARKETS FUND
Portfolio of Investments (Expressed in U.S. Dollars) 9/30/2025

Security Description	Shares	Value
Common Stock (95.81%)

Brazil (4.71%)
Cosan SA*	164,300	$190,777
Iguatemi SA	164,400	752,454
Multiplan Empreendimentos Imobiliarios SA	40,700	222,224
Total Brazil		1,165,455

China (29.98%)
ANTA Sports Products Ltd	41,700	501,031
BYD Co Ltd	9,700	137,363
CMOC Group Ltd	139,000	280,256
CSPC Pharmaceutical Group Ltd	332,000	399,755
Fuyao Glass Industry Group Co Ltd (144A)	74,000	744,578
Haier Smart Home Co Ltd	165,300	538,265
Haitian International Holdings Ltd	222,000	611,638
JD.com Inc	7,750	137,933
NetEase Inc	20,100	611,638
Ping An Insurance Group Co of China Ltd	19,000	129,526
Qfin Holdings Inc	7,300	210,094
Shandong Gold Mining Co Ltd (144A)	66,500	315,671
Tencent Holdings Ltd	25,600	2,181,072
Zijin Mining Group Co Ltd	148,748	623,140
Total China		7,421,960

Hong Kong (4.51%)
Alibaba Group Holding Ltd	49,100	1,116,790

India (10.55%)
Dr Reddy’s Laboratories Ltd	42,600	595,548
HDFC Bank Ltd	20,390	696,522
ICICI Bank Ltd	18,323	553,904
Infosys Ltd#	17,600	286,352
Wipro Ltd#	182,400	479,712
Total India		2,612,038

Indonesia (1.65%)
Bank Central Asia Tbk PT	350,200	160,069
Ciputra Development Tbk PT	2,364,000	131,790
Kalbe Farma Tbk PT	1,738,100	117,735
Total Indonesia		409,594

Philippines (1.12%)
Ayala Land Inc	220,000	91,887
SM Prime Holdings Inc	480,600	185,068
Total Philippines		276,955

Poland (0.91%)
Powszechna Kasa Oszczednosci Bank Polski SA	11,580	224,540

South Africa (5.11%)
Bidvest Group Ltd	44,571	546,694
Netcare Ltd	323,605	266,090
Old Mutual Ltd	583,328	450,941
Total South Africa		1,263,725

EMSLX	1

South Korea (12.27%)
Eo Technics Co Ltd	1,381	229,226
Hyundai Glovis Co Ltd	1,390	163,781
Innocean Worldwide Inc	19,884	257,803
KB Financial Group Inc	1,551	127,617
Korean Air Lines Co Ltd	32,600	528,339
Samsung Electronics Co Ltd	20,493	1,224,844
Shinhan Financial Group Co Ltd	10,000	504,367
Total South Korea		3,035,977

Taiwan (22.97%)
Arcadyan Technology Corp	34,000	244,841
Delta Electronics Inc	32,700	916,171
MediaTek Inc	4,500	194,137
Nien Made Enterprise Co Ltd	12,000	167,121
Realtek Semiconductor Corp	35,000	631,541
Taiwan Semiconductor Manufacturing Co Ltd	82,500	3,532,118
Total Taiwan		5,685,929

Turkey (2.03%)
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	84,016	197,224
Turkiye Sinai Kalkinma Bankasi AS*	948,195	304,686
Total Turkey		501,910

Total Common Stock (Cost $16,695,127)		23,714,873

Preferred Stock (2.38%)

Brazil (2.38%)
Itau Unibanco Holding SA	80,520	590,477
Total Preferred Stock (Cost $522,688)

Collateral Received For Securities on Loan (3.19%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.27% (Cost $788,436)	788,436	788,436

United States Treasury Bills (1.61%)
United States Treasury Bill, 0.000%, 10/30/2025(a) (Cost $398,712)	400,000	398,695

Total Investments (Cost $18,404,964) (102.99%)		$25,492,481
Liabilities in Excess of Other Assets (-2.99%)		(740,540)
Net Assets (100.00%)		$24,751,941

* Non-income producing security.

# Loaned security; a portion of the security is on loan at September 30, 2025.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of September 30, 2025, these securities had a total aggregate market value of $1,060,249, which represented approximately 4.28% of net assets.

(a) A portion of these securities, a total of $99,675 have been pledged or segregated in connection with obligations for futures contracts.

	Notional Amount	Value	Unrealized Depreciation
Futures contracts at September 30, 2025

Contracts - $50 times premium / delivery month / commitment / exchange
6 / DEC 2025 / Long / ICE	408,100	407,910	(190)

EMSLX	2

SHELTON INTERNATIONAL SELECT EQUITY FUND
Portfolio of Investments (Expressed in U.S. Dollars) 9/30/2025

Security Description	Shares	Value
Common Stock (97.49%)

Australia (11.43%)
ARB Corp Ltd	7,391	$188,552
AUB Group Ltd	9,062	196,228
Charter Hall Group	54,491	820,159
Charter Hall Long Wale REIT	92,339	268,800
Dexus	209,706	996,156
DigiCo Infrastructure REIT	201,691	353,610
Helia Group Ltd	53,873	206,011
Lynas Rare Earths Ltd*	41,022	456,222
Perpetual Ltd	17,038	211,129
Perseus Mining Ltd	115,369	374,005
PEXA Group Ltd*	31,293	324,420
Qube Holdings Ltd	89,075	242,209
Resolute Mining Ltd*	871,561	593,919
Total Australia		5,231,420

Austria (3.10%)
ams-OSRAM AG*	33,300	464,365
BAWAG Group AG (144A)	3,968	521,738
EVN AG	7,894	216,858
Wienerberger AG	6,642	213,810
Total Austria		1,416,771

Belgium (1.29%)
Aedifica SA	7,998	592,010

Britain (8.77%)
Deliveroo PLC (144A)*	89,199	215,575
Firstgroup PLC	92,924	281,940
Gamma Communications PLC	9,262	124,565
IG Group Holdings PLC	37,300	540,274
IMI PLC	12,348	379,632
Inchcape PLC	18,499	172,289
JET2 PLC	13,058	248,322
Keller Group PLC	17,516	355,243
Man Group PLC	121,131	290,630
Ninety One PLC	43,477	119,166
QinetiQ Group PLC	39,850	294,500
Shaftesbury Capital PLC	106,531	203,305
TP ICAP Group PLC	51,745	191,725
Trainline PLC (144A)*	65,785	247,020
Trustpilot Group PLC (144A)*	44,044	134,107
Zigup PLC	48,679	213,427
Total Britain		4,011,720

Canada (12.03%)
Altus Group Ltd	9,500	405,821
Atco Ltd	6,000	217,241
Bausch Health Cos Inc*	27,800	179,013
Capital Power Corp#	10,900	511,923
Centerra Gold Inc	25,900	277,530
DPM Metals Inc	14,140	313,500
Finning International Inc	10,900	506,439
George Weston Ltd	120	7,321

SISLX	3

Kinaxis Inc*	2,100	271,131
Lightspeed Commerce Inc*	9,300	107,407
NexGen Energy Ltd*	27,000	241,777
Pet Valu Holdings Ltd	4,800	124,153
PrairieSky Royalty Ltd	30,400	564,108
RioCan Real Estate Investment Trust	37,200	506,623
Superior Plus Corp	106,600	604,459
TransAlta Corp	31,200	426,255
Vermilion Energy Inc#	30,800	240,609
Total Canada		5,505,310

Denmark (1.34%)
Dfds A/S*	7,468	113,636
Ringkjoebing Landbobank A/S	936	216,987
Sydbank AS	3,535	283,822
Total Denmark		614,445

France (1.03%)
Louis Hachette Group	89,380	161,908
Societe BIC SA	2,436	151,857
Wendel SE	1,653	158,159
Total France		471,924

Germany (1.27%)
Cewe Stiftung & Co KGAA	1,419	166,422
Puma SE	5,705	141,721
Sixt SE	2,848	275,338
Total Germany		583,481

Hong Kong (1.51%)
Melco International Development Ltd*	476,000	384,746
The United Laboratories International Holdings Ltd	158,000	304,961
Total Hong Kong		689,707

Israel (3.33%)
Bezeq The Israeli Telecommunication Corp Ltd	488,753	936,516
Radware Ltd*	16,600	439,734
Riskified Ltd*	31,400	146,952
Total Israel		1,523,202

Italy (3.66%)
Azimut Holding SpA	15,587	602,583
Buzzi SpA	4,751	260,809
Iren SpA	97,536	301,608
Lottomatica Group Spa	11,273	303,331
Tamburi Investment Partners SpA	21,180	207,623
Total Italy		1,675,954

Japan (33.80%)
Aica Kogyo Co Ltd	23,800	599,402
Amada Co Ltd	55,500	683,306
Amano Corp	8,000	227,179
Anritsu Corp	31,800	405,495
Artience Co Ltd	7,900	167,226
Asahi Intecc Co Ltd	55,500	901,379
Colowide Co Ltd	15,900	196,780
Daicel Corp	23,700	216,298
DCM Holdings Co Ltd	23,700	256,929
Denka Co Ltd	15,800	244,000
Ebara Corp	31,700	725,259
Fuji Corp/Aichi	23,800	434,583

SISLX	4

The Gunma Bank Ltd	55,600	620,991
Kanamoto Co Ltd	7,900	192,336
Kaneka Corp	7,900	224,820
Kansai Paint Co Ltd	15,800	257,677
Kissei Pharmaceutical Co Ltd	7,900	229,735
Life Corp	23,900	408,446
Maeda Kosen Co Ltd	15,900	209,145
Meidensha Corp	15,900	633,350
Mitsubishi Gas Chemical Co Inc	23,800	425,328
Miura Co Ltd	7,900	155,445
Morinaga & Co Ltd	15,900	281,674
Nifco Inc/Japan	7,900	238,818
Nippon Gas Co Ltd	16,000	299,514
Nippon Kayaku Co Ltd	23,800	223,649
Nippon Television Holdings Inc	15,900	424,313
NOF Corp	15,900	278,180
Okamura Corp	15,900	252,480
Resorttrust Inc	31,800	403,882
Sanwa Holdings Corp	15,900	455,496
Seino Holdings Co Ltd	15,900	234,415
SKY Perfect JSAT Holdings Inc	31,800	300,008
Socionext Inc	23,800	449,069
Sotetsu Holdings Inc	15,900	286,567
Sumitomo Pharma Co Ltd*	63,500	734,773
Tokyo Ohka Kogyo Co Ltd	15,900	521,304
Tokyotokeiba Co Ltd	7,900	287,970
Toshiba TEC Corp	7,900	161,883
Toyo Suisan Kaisha Ltd	7,900	564,988
Wacoal Holdings Corp	7,900	301,113
Yamazaki Baking Co Ltd	15,900	353,988
Total Japan		15,469,193

Luxembourg (0.54%)
Aroundtown SA*	63,933	244,984

Norway (1.05%)
DOF Group ASA	22,660	222,840
Storebrand ASA	17,023	259,594
Total Norway		482,434

Portugal (2.65%)
Banco Comercial Portugues SA	990,487	875,833
Mota-Engil SGPS SA	56,440	337,924
Total Portugal		1,213,757

South Africa (0.41%)
Investec PLC	25,121	187,677

Spain (1.15%)
Enagas SA	20,159	314,999
Sacyr SA	50,075	209,400
Total Spain		524,399

Sweden (4.98%)
Alleima AB	38,691	292,813
Betsson AB	11,060	182,441
Elekta AB	38,577	194,633
Hexpol AB	15,573	139,608
Nordnet AB publ	6,880	199,502
SSAB AB	73,734	427,618

SISLX	5

Telefonaktiebolaget LM Ericsson#	87,700	725,279
Troax Group AB	7,947	116,149
Total Sweden		2,278,043

Switzerland (2.87%)
Accelleron Industries AG	6,423	540,233
Inficon Holding AG	1,575	185,599
International Workplace Group PLC	196,073	588,575
Total Switzerland		1,314,407

United States (1.28%)
Diversified Energy Co PLC	10,622	148,427
Reliance Worldwide Corp Ltd	74,258	200,936
Rorer Group*	52,071	237,403
Total Switzerland		586,766

Total Common Stock (Cost $43,999,344)		44,617,604

Collateral Received For Securities on Loan (3.22%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.27% (Cost $1,474,061)	1,474,061	1,474,061

United States Treasury Bills (1.09%)
United States Treasury Bill, 0.00%, 10/30/2025(a) (Cost $498,383)	500,000	498,368

Total Investments (Cost $45,971,788) (101.80%)		$46,590,033
Liabilities in Excess of Other Assets (-1.80%)		(825,286)
Net Assets (100.00%)		$45,764,747

* Non-income producing security.
# Loaned security; a portion of the security is on loan at September 30, 2025.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of September 30, 2025, these securities had a total aggregate market value of $1,118,440 which represented approximately 2.44% of net assets.

(a) A portion of these securities, a total of $99,675, have been pledged or segregated in connection with obligations for futures contracts.

	Notional Amount	Value	Unrealized Depreciation
Futures contracts at September 30, 2025

Contracts - $50 times premium / delivery month / commitment / exchange
7 / DEC 2025 / Long / ICE	975,650	974,855	(795)

SISLX	6

SHELTON TACTICAL CREDIT FUND
Portfolio of Investments (Expressed in U.S. Dollars) 9/30/2025

Security Description

Common Stock (1.15%)	Shares	Value

Consumer, Non-cyclical (1.15%)
Pyxus International Inc*,#	216,937	$618,270

Energy (0.00%)
CHC Group LLC*,(a)	9,358	—

Financial (0.00%)
CBL & Associates LP(a),(b)	1,526,000	—
CBL & Associates LP(a),(b)	1,000,000	—
Total Financial		—

Total Common Stock (Cost $2,390,267)		618,270

Corporate Debt (84.02%)	Par Value	Value

Communications (6.68%)
Gray Media Inc, 7.250%, 8/15/2033 (144A)	1,250,000	1,238,162
Sirius XM Radio LLC, 3.875%, 9/1/2031 (144A)	1,750,000	1,585,970
Windstream Services LLC / Windstream Escrow Finance Corp, 8.250%, 10/1/2031 (144A)	750,000	776,893
Total Communications		3,601,025

Consumer, Cyclical (28.30%)
Acushnet Co, 7.375%, 10/15/2028 (144A)	1,250,000	1,296,042
Air Canada 2020-1 Class C Pass Through Trust, 10.500%, 7/15/2026 (144A)	1,000,000	1,042,470
AMC Entertainment Holdings Inc, 7.500%, 2/15/2029 (144A)	2,000,000	1,729,720
AS Mileage Plan IP Ltd, 5.308%, 10/20/2031 (144A)	1,250,000	1,244,086
Cinemark USA Inc, 5.250%, 7/15/2028 (144A)	1,500,000	1,491,510
Cummins Inc, 5.300%, 5/9/2035	1,250,000	1,290,554
Guitar Center Inc, 8.500%, 1/15/2029 (144A)	1,837,500	1,515,938
New Home Co Inc/The, 8.500%, 11/1/2030 (144A)	1,000,000	1,038,191
PetSmart LLC / PetSmart Finance Corp, 7.500%, 9/15/2032 (144A)	500,000	501,280
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.000%, 1/15/2031 (144A)	1,250,000	1,163,266
Six Flags Entertainment Corp /Six Flags Theme Parks Inc/ Canada’s Wonderland Co, 6.625%, 5/1/2032 (144A)	1,750,000	1,782,941
WMG Acquisition Corp, 3.000%, 2/15/2031 (144A)	1,250,000	1,158,971
Total Consumer, Cyclical		15,254,969

Consumer, Non-cyclical (21.34%)
1261229 BC Ltd, 10.000%, 4/15/2032 (144A)	1,000,000	1,025,052
The GEO Group Inc, 10.250%, 4/15/2031	1,250,000	1,375,398
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl, 5.750%, 4/1/2033	1,250,000	1,305,643
Kraft Heinz Foods Co, 4.375%, 6/1/2046	1,250,000	1,040,274
The Kroger Co, 5.000%, 9/15/2034	1,250,000	1,260,318
Mars Inc, 5.650%, 5/1/2045 (144A)	1,000,000	1,014,142
Primo Water Holdings Inc / Triton Water Holdings Inc, 6.250%, 4/1/2029 (144A)	750,000	749,553
Roche Holdings Inc, 5.593%, 11/13/2033 (144A)	1,350,000	1,449,710
United Rentals North America Inc, 6.000%, 12/15/2029 (144A)	1,000,000	1,029,732
Viking Baked Goods Acquisition Corp, 8.625%, 11/1/2031 (144A)	1,250,000	1,250,546
Total Consumer, Non-cyclical		11,500,368

Energy (4.72%)
Talos Production Inc, 9.375%, 2/1/2031 (144A)	1,000,000	1,041,477
Transocean International Ltd, 8.000%, 2/1/2027 (144A)	1,500,000	1,500,165
Total Energy		2,541,642

Financial (17.87%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.850%, 10/29/2041	1,240,000	1,018,620
American Homes 4 Rent LP, 5.500%, 2/1/2034	1,500,000	1,548,100
First Industrial LP, 5.250%, 1/15/2031	1,250,000	1,281,949
Iron Mountain Inc, 6.250%, 1/15/2033 (144A)	1,750,000	1,785,294
JPMorgan Chase & Co, 3.882%, 7/24/2038(c)	1,250,000	1,125,693
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC, 6.500%, 2/15/2029 (144A)	750,000	704,296
Visa Inc, 2.700%, 4/15/2040	1,500,000	1,149,295

DEBTX	7

Welltower OP LLC, 5.125%, 7/1/2035	1,000,000	1,018,407
Total Financial		9,631,654

Industrial (0.00%)
Eletson Holdings Inc(a)	548,153	—

Technology (2.34%)
KLA Corp, 4.700%, 2/1/2034	1,250,000	1,262,805

Technology (2.77%)
Calpine Corp, 5.000%, 2/1/2031 (144A)	1,500,000	1,495,575

Total Corporate Debt (Cost $44,378,108)		45,288,038

Municipal Bonds (0.05%)

Development (0.05%)
California Pollution Control Financing Authority, 8.000%, 7/1/2039 (144A)(b)	2,050,000	23,063
California Pollution Control Financing Authority, 7.500%, 7/1/2032 (144A)(b)	250,000	2,813
Total Development		25,876

Total Municipal Debt (Cost $2,280,321)		25,876

United States Treasury Bills (11.98%)
United States Treasury Bill, 0.000%, 12/2/2025 (Cost $6,454,752)	6,500,000	6,456,449

Term Loans (4.07%)
PetSmart LLC, TSFR1M (floor 0.000%) + 4.000%, 8/18/2032(c)	500,000	492,190
Pyxus Holdings Inc, TSFR1M (floor 1.500%) + 8.100%, 12/27/2027(c)	442,113	417,797
Pyxus Holdings Inc, TSFR1M (floor 1.500%) + 8.100%, 12/31/2027(c)	294,742	294,742
Windstream Services LLC, TSFR1M (floor 0.000%) + 4.100%, 10/6/2032(c)	1,000,000	990,000
Total Term Loans (Cost $2,218,059)		2,194,729

Purchased Options - Puts (0.06%)	Contracts	Value
10-Year US Treasury Note Futures
Notional amount $495,000 premiums paid $26,016 exercise price $110.00, expires 11/21/2025	45	7,031
iShares I Boxx High Yield Corporate Bond
Notional amount $4,740,000 premiums paid $40,650 exercise price $79.00, expires 11/21/2025	600	15,600
iShares I Boxx High Yield Corporate Bond
Notional amount $4,620,000 premiums paid $21,654 exercise price $77.00, expires 11/21/2025	600	8,400
Total Options (Cost $88,320)		31,031

Total Investments (Cost $57,747,523) (101.33%)		$54,614,393
Liabilities in Excess of Other Assets (-1.33%)		(717,193)
Net Assets (100.00%)		$53,897,200

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of September 30, 2025, these securities had a total aggregate market value of $30,636,858 which represented approximately 56.84% of net assets.
* Non income security.
# Security is illiquid.
(a) Level 3 security fair valued under procedures established by the Board of Trustees, represents 0% of net assets. The total value of the fair value security is $0.00.
(b) Defaulted security.
(c) Variable rate security.

DEBTX	8

Credit Default Swaps*,**,*** (-0.63%)	Maturity Date	Fixed Deal (Pay Rate)	Implied Credit Spread at September 30, 2025	Notional Amount	Period Payment Frequency	Fair Value	Upfront Premiums Received	Unrealized Depreciation
Buy Protection
CDX NA.IG.43 12/29	12/20/2030	1.00%	0.52%	15,000,000	Quarterly	(339,510)	(330,358)	(9,152)
Total Buy Protection						(339,510)	(330,358)	(9,152)

* For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

** For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period-end will serve as an indicator of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of the referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

*** For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract.

DEBIX Swap	9